ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable	¥ 19,847	$ 2,861	¥ 23,588
Less: Allowance for doubtful accounts	(19,847)	(2,861)	(19,950)
Accounts receivable, net	¥ 0	$ 0	¥ 3,638